NOTE 5. SMALL BUSINESS ASSOCIATION LOAN (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 5. SMALL BUSINESS ASSOCIATION LOAN

NOTE 5 – SMALL BUSINESS ASSOCIATION LOAN

The Company secured a federal Small Business Association loan on May 1, 2010. The loan requires monthly payments of principle and interest of $120 over a 10 year period and has a variable interest rate of 4.75% above the prime rate listed in the Wall Street Journal. The effective interest rate as of September 30, 2013 and December 31, 2012 was 8.0% and 8.0% respectively. The five year maturities are as follows: $892, $963, $1,040, $1,124, $1,214 and thereafter $2,225.